Accounting Pronouncements (Details) $ in Thousands	3 Months Ended			6 Months Ended
	Jun. 30, 2019 USD ($) vessel	Mar. 31, 2019 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2019 USD ($) vessel	Jun. 30, 2018 USD ($)	Jan. 01, 2019 USD ($)	Dec. 31, 2018 USD ($)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating Lease, Liability	$ 3,230			$ 3,230			$ 0
Foreign exchange (loss) gain (notes 9 and 15)	(5,851)		$ 12,529	(8,481)	$ 12,551
Investment in and loans to equity-accounted investments (notes 4 and 11a)	1,011,530			1,011,530			1,193,741
Operating lease right-of-use assets (notes 2 and 6)	$ 185,716			185,716			0
Scheduled repayments of long-term debt (note 8)				117,110	171,433
Proceeds from Lease Payments				$ 6,050
Finance Leased Assets, Number of Units | vessel	22			22
Accumulated other comprehensive loss	$ (21,143)			$ (21,143)			$ (2,273)
Accounting Standards Update 2016-02 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating Lease, Liability	173,500			173,500
Foreign exchange (loss) gain (notes 9 and 15)		$ 200
Investment in and loans to equity-accounted investments (notes 4 and 11a)	3,000			3,000
New Accounting Pronouncement or Change in Accounting Principle, Cumulative Effect of Change on Equity or Net Assets	3,000			3,000		$ 3,000
Operating lease right-of-use assets (notes 2 and 6)	173,500			173,500		170,000
Proceeds from Lease Payments	3,000		$ 2,800		$ 5,200
Accounting Standards Update 2017-12 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
New Accounting Pronouncement or Change in Accounting Principle, Cumulative Effect of Change on Equity or Net Assets						4,800
Time-charter [Member] | Accounting Standards Update 2016-02 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating lease right-of-use assets (notes 2 and 6)	12,200			12,200		13,700
Office Building [Member] | Accounting Standards Update 2016-02 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating lease right-of-use assets (notes 2 and 6)	8,500			8,500
Time-charter [Member] | Accounting Standards Update 2016-02 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating lease right-of-use assets (notes 2 and 6)	0			0		900
Office Building [Member] | Accounting Standards Update 2016-02 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating Lease, Liability	$ 8,700			$ 8,700
Accumulated Other Comprehensive Loss | Accounting Standards Update 2017-12 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Accumulated other comprehensive loss						$ 4,800